Business Combination: Acquisition of Tupperware’s Latin American Operations (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination: Acquisition of Tupperware’s Latin American Operations [Abstract]
Schedule of Contractual Consideration and Amounts Provisionally Recorded

Contractual consideration and amounts provisionally recorded

Component	Contractual amount		Amount used provisionally (MXN thousands)
Cash consideration	US$	215,000,000	3,730,358
Share consideration - 2,241,133 ordinary shares	US$	35,000,000	607,268
Total consideration before resolution of closing adjustments	US$	250,000,000	4,337,625

Schedule of Provisional Acquisition-Accounting Component
Provisional acquisition-accounting component	MXN thousands
Cash and cash equivalents	284,755
Trade accounts receivable, net	305,346
Inventories	579,121
Prepaid expenses	122,205
Income tax recoverable	86,826
Other current assets	28,643
Property, plant and equipment, net	626,311
Right of use assets, net	63,362
Deferred income tax	203,533
Intangible assets, net	2,865,146
Other non- current assets	45,720
Trade and other payables	(637,718)
Labor obligations	(10,311)
Statutory employee benefits	(181,011)
Long term lease liability	(44,301)
Provisional net assets included in acquisition accounting	4,337,625

Schedule of Distinguishes the Acquired Operations Actual Contribution

The following table distinguishes the acquired operations’ actual contribution from June 2 through June 30, 2026 from the information required by IFRS 3 as if the acquisition had occurred on January 1, 2026.

Revenue and profit / (loss) (MXN thousands)	Acquired operations: June 2-30, 2026	Combined Group: six months as if acquired January 1, 2026
Revenue	450,974	9,661,413
Profit / (loss) for the period	105,862	1,012,124

Schedule of Net Cash Outflow Arising on the Acquisition
Net cash outflow arising on the acquisition	MXN thousands
Cash consideration actually paid, including acquisition-related escrow	3,691,419
Less: cash and cash equivalents acquired	(284,755)
Net acquisition cash outflow presented in the statement of cash flows	3,406,664